Segment Information (Tables)	3 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Operating Segments

Assets and liabilities are neither reported nor reviewed by the CODM at the operating segment level.

	Three months ended December 31, 2025
	Americas	EMEA	APAC	Total Reportable Segments
Revenue[1]	221,774	119,218	60,318	401,310
Cost of sales	(96,785)	(50,720)	(30,437)	(177,942)
Reportable Segments Adjusted EBITDA	67,393	27,810	19,671	114,874
Corporate/Other Adjusted EBITDA				(8,477)
Foreign exchange loss				(3,238)
Acquisition-related:
Gain from bargain purchase				12,317
Distributor mark-up reversal[2]				(6,800)
Transaction costs				(185)
EBITDA				108,491
Depreciation and amortization				(30,158)
Finance cost, net				(9,149)
Profit before tax				69,184

	Three months ended December 31, 2024
	Americas	EMEA	APAC	Total Reportable Segments
Revenue[1]	210,700	102,759	47,103	360,562
Cost of sales	(83,167)	(39,991)	(20,292)	(143,450)
Reportable Segments Adjusted EBITDA	66,392	26,791	14,201	107,384
Corporate/Other Adjusted EBITDA				(5,291)
Foreign exchange loss				(11,871)
EBITDA				90,222
Depreciation and amortization				(26,192)
Finance cost, net				(24,778)
Profit before tax				39,252

[1]The remainder of the Company's revenue relates to "Other", the Company's non-core activities. See Note 15 – Revenue from contracts with customers.

[2]Represents the distributor mark-up applied to inventories sold by the Company to Birkenstock Australia Pty. Ltd. prior to acquisition and the subsequent impact on Cost of sales as such inventory is sold by Birkenstock Australia Pty. Ltd. to third-party customers post-acquisition. See Note 6 – Business combination.